Financial Instruments - Remaining Contractual Maturities of Financial Liabilities Based on Contractual Undiscounted Cash Flows and Earliest Date of Repayment Required (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of carrying amount and total contractual undiscounted cash flow for non-derivative financial liabilities [line items]
Short-term debt, carrying amount	¥ 27,994	¥ 42,527
Long-term debt, carrying amount	25,348	36,495
Accounts payable, carrying amount	107,578	102,616
Accrued expenses and other payables, carrying amount	56,775	48,516
Finance lease obligations, carrying amount	40,647	42,146
Financial liabilities, carrying amount	258,342	272,300
Short-term debt, contractual undiscounted cash flow	28,417	43,697
Long-term debt, contractual undiscounted cash flow	27,805	40,791
Accounts payable, contractual undiscounted cash flow	107,578	102,616
Accrued expenses and other payables, contractual undiscounted cash flow	56,775	48,516
Finance lease obligations, contractual undiscounted cash flow	43,896	45,535
Financial liabilities, contractual undiscounted cash flow	264,471	281,155
Within 1 year or on demand [member]
Disclosure of carrying amount and total contractual undiscounted cash flow for non-derivative financial liabilities [line items]
Long-term debt, carrying amount	1,126
Short-term debt, contractual undiscounted cash flow	28,417	43,697
Long-term debt, contractual undiscounted cash flow	1,410	4,625
Accounts payable, contractual undiscounted cash flow	107,578	102,616
Accrued expenses and other payables, contractual undiscounted cash flow	56,775	48,516
Finance lease obligations, contractual undiscounted cash flow	14,449	12,846
Financial liabilities, contractual undiscounted cash flow	208,629	212,300
More than 1 year but less than 2 years [member]
Disclosure of carrying amount and total contractual undiscounted cash flow for non-derivative financial liabilities [line items]
Long-term debt, carrying amount	17,081
Long-term debt, contractual undiscounted cash flow	17,838	1,184
Finance lease obligations, contractual undiscounted cash flow	13,363	11,794
Financial liabilities, contractual undiscounted cash flow	31,201	12,978
More than 2 years but less than 5 years [member]
Disclosure of carrying amount and total contractual undiscounted cash flow for non-derivative financial liabilities [line items]
Long-term debt, contractual undiscounted cash flow	5,609	30,824
Finance lease obligations, contractual undiscounted cash flow	12,110	17,266
Financial liabilities, contractual undiscounted cash flow	17,719	48,090
More than 5 years [member]
Disclosure of carrying amount and total contractual undiscounted cash flow for non-derivative financial liabilities [line items]
Long-term debt, carrying amount	2,196
Long-term debt, contractual undiscounted cash flow	2,948	4,158
Finance lease obligations, contractual undiscounted cash flow	3,974	3,629
Financial liabilities, contractual undiscounted cash flow	¥ 6,922	¥ 7,787